Calvert
International Opportunities Fund
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 100.2%

Security	Shares	Value
Australia — 7.9%
BlueScope Steel Ltd.	109,887	$ 1,491,676
CAR Group Ltd.	280,596	6,569,350
Data#3 Ltd.	724,309	4,031,713
Dexus(1)	782,899	3,377,339
Dicker Data Ltd.(1)	518,525	3,334,541
EBOS Group Ltd.	210,050	4,122,635
Steadfast Group Ltd.	1,127,591	4,627,783
		$ 27,555,037
Austria — 1.0%
BAWAG Group AG(2)	57,764	$3,651,559
		$3,651,559
Belgium — 2.5%
Azelis Group NV(1)	225,574	$4,038,860
KBC Group NV	31,056	2,188,284
VGP NV(1)	21,881	2,439,042
		$8,666,186
Canada — 4.0%
Agnico Eagle Mines Ltd.	30,405	$1,988,699
ATS Corp.(3)	136,566	4,419,266
Descartes Systems Group, Inc.(3)	32,574	3,156,086
Lumine Group, Inc.(3)(4)	34,329	926,698
TMX Group Ltd.	118,129	3,288,149
		$13,778,898
France — 1.4%
IPSOS SA	77,138	$4,859,291
		$4,859,291
Germany — 2.5%
Jenoptik AG	121,130	$3,499,228
LEG Immobilien SE	28,577	2,334,631
Sartorius AG, PFC Shares	6,163	1,442,672
Schott Pharma AG & Co. KGaA	47,314	1,553,296
		$8,829,827
Ireland — 0.7%
Kerry Group PLC, Class A	30,262	$2,452,406
		$2,452,406
Italy — 7.8%
Amplifon SpA(1)	128,541	$4,570,910
BFF Bank SpA(1)(2)	443,331	4,207,322
DiaSorin SpA(1)	30,105	2,994,841
FinecoBank Banca Fineco SpA	254,686	3,784,444
Interpump Group SpA	88,315	3,918,284
Moncler SpA	70,320	4,313,702
Security	Shares	Value
Italy (continued)
Reply SpA(1)	22,665	$ 3,341,932
		$ 27,131,435
Japan — 26.8%
As One Corp.	236,718	$ 4,231,215
Asahi Intecc Co. Ltd.	286,873	4,027,414
Azbil Corp.	106,568	2,976,688
BayCurrent Consulting, Inc.	186,541	3,776,428
Chiba Bank Ltd.	785,221	7,038,159
Cosmos Pharmaceutical Corp.	46,467	3,746,660
Daiseki Co. Ltd.	104,733	2,447,341
dip Corp.	160,383	2,729,418
Fukuoka Financial Group, Inc.	240,344	6,472,249
Goldwin, Inc.	70,783	3,876,592
Hoshino Resorts REIT, Inc.(1)	1,005	3,259,356
Hoshizaki Corp.	127,680	4,061,207
JMDC, Inc.(1)	78,066	1,618,144
LaSalle Logiport REIT	3,989	3,666,805
Miura Co. Ltd.	111,508	2,262,085
NOF Corp.	356,767	4,893,101
Riken Keiki Co. Ltd.	221,874	5,832,114
Sanwa Holdings Corp.	262,884	4,824,194
SHIFT, Inc.(3)	17,043	1,545,697
SUMCO Corp.(1)	345,857	5,003,101
T Hasegawa Co. Ltd.	154,918	3,245,458
TechnoPro Holdings, Inc.	112,452	1,841,841
Tosei Corp.	276,300	4,192,206
Toyo Suisan Kaisha Ltd.	46,294	2,757,375
USS Co. Ltd.	365,510	3,077,886
		$93,402,734
Luxembourg — 0.2%
APERAM SA	27,653	$714,917
		$714,917
Netherlands — 5.1%
BE Semiconductor Industries NV(1)	23,005	$3,843,016
Euronext NV(2)	58,649	5,435,025
IMCD NV	35,675	4,917,707
NN Group NV	56,631	2,632,121
Topicus.com, Inc.	10,340	884,310
		$17,712,179
New Zealand — 0.8%
Spark New Zealand Ltd.	1,078,888	$2,735,123
		$2,735,123
Norway — 1.7%
Norsk Hydro ASA	123,729	$771,386
SmartCraft ASA(3)	1,822,876	5,262,656
		$6,034,042

Calvert
International Opportunities Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Portugal — 0.6%
NOS SGPS SA	541,603	$ 1,918,377
		$ 1,918,377
Singapore — 0.9%
Daiwa House Logistics Trust	7,586,821	$ 3,193,850
		$ 3,193,850
Spain — 1.8%
Acciona SA(1)	29,947	$ 3,544,098
Inmobiliaria Colonial Socimi SA(1)	443,591	2,585,190
		$6,129,288
Sweden — 7.7%
AddTech AB, Class B	199,768	$4,981,732
Autoliv, Inc.	29,379	3,143,259
Boliden AB	38,213	1,228,961
Cibus Nordic Real Estate AB publ(1)	379,197	5,638,802
Indutrade AB	133,275	3,423,123
Lagercrantz Group AB, Class B	198,197	3,229,479
Sdiptech AB, Class B(3)	167,375	5,114,867
		$26,760,223
Switzerland — 2.0%
Galenica AG(2)	34,002	$2,784,643
Straumann Holding AG	15,999	1,974,892
VZ Holding AG	16,964	2,175,221
		$6,934,756
United Kingdom — 24.8%
Allfunds Group PLC	304,460	$1,697,007
Ashtead Group PLC	45,446	3,030,051
Compass Group PLC	104,330	2,842,294
Cranswick PLC	64,770	3,646,684
Diploma PLC	129,660	6,777,558
DiscoverIE Group PLC	621,015	5,254,473
Games Workshop Group PLC	41,968	5,652,615
Grainger PLC	699,562	2,146,612
Greggs PLC	143,485	5,014,259
Halma PLC	160,509	5,471,036
Hilton Food Group PLC	156,071	1,766,726
Howden Joinery Group PLC	267,527	2,958,832
InterContinental Hotels Group PLC	31,253	3,283,950
Intermediate Capital Group PLC	88,879	2,437,442
JTC PLC(2)	568,865	6,890,369
Judges Scientific PLC	35,028	4,483,187
Premier Foods PLC	858,807	1,720,317
Shaftesbury Capital PLC	1,465,176	2,562,427
SSP Group PLC	1,576,392	2,936,927
Vistry Group PLC(3)	200,122	2,984,110
Volution Group PLC	778,115	4,426,950
Wise PLC, Class A(3)	465,997	3,996,688
Security	Shares	Value
United Kingdom (continued)
Zegona Communications PLC(3)	1,310,961	$ 4,356,642
		$ 86,337,156
Total Common Stocks (identified cost $312,307,650)		$348,797,284

Short-Term Investments — 4.5%

Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(5)	1,086,053	$ 1,086,053
Total Affiliated Fund (identified cost $1,086,053)		$ 1,086,053
Securities Lending Collateral — 4.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(6)	14,834,862	$ 14,834,862
Total Securities Lending Collateral (identified cost $14,834,862)		$ 14,834,862
Total Short-Term Investments (identified cost $15,920,915)		$ 15,920,915

Total Investments — 104.7% (identified cost $328,228,565)	$364,718,199
Other Assets, Less Liabilities — (4.7)%	$(16,522,935)
Net Assets — 100.0%	$348,195,264

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $34,801,572 and the total market value of the collateral received by the Fund was $37,094,126, comprised of cash of $14,834,862 and U.S. government and/or agencies securities of $22,259,264.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $22,968,918 or 6.6% of the Fund's net assets.
(3)	Non-income producing security.

Calvert
International Opportunities Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of these securities is $926,698 or 0.3% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(6)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	22.9%
Financials	17.4
Information Technology	15.0
Consumer Discretionary	10.7
Real Estate	10.2
Health Care	8.4
Communication Services	5.9
Consumer Staples	4.6
Materials	4.1
Utilities	1.0
Total	100.2%

Abbreviations:
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at June 30, 2024.
Affiliated Investments
At June 30, 2024, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $1,086,053, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	$552,322	$ —	$ (560,000)	$ —	$7,678	$ —	$ 1,727	$ —
Short-Term Investments
Liquidity Fund, Institutional Class(1)	676,424	80,977,026	(80,567,397)	—	—	1,086,053	140,570	1,086,053
Total				$ —	$7,678	$1,086,053	$142,297

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
International Opportunities Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$27,555,037	$ —	$27,555,037
Austria	—	3,651,559	—	3,651,559
Belgium	—	8,666,186	—	8,666,186
Canada	13,778,898	—	—	13,778,898
France	—	4,859,291	—	4,859,291
Germany	—	8,829,827	—	8,829,827
Ireland	—	2,452,406	—	2,452,406
Italy	—	27,131,435	—	27,131,435
Japan	—	93,402,734	—	93,402,734
Luxembourg	—	714,917	—	714,917
Netherlands	—	17,712,179	—	17,712,179
New Zealand	—	2,735,123	—	2,735,123
Norway	—	6,034,042	—	6,034,042
Portugal	—	1,918,377	—	1,918,377
Singapore	—	3,193,850	—	3,193,850
Spain	—	6,129,288	—	6,129,288
Sweden	3,143,259	23,616,964	—	26,760,223
Switzerland	—	6,934,756	—	6,934,756
United Kingdom	—	86,337,156	—	86,337,156
Total Common Stocks	$16,922,157	$331,875,127(1)	$ —	$348,797,284
Short-Term Investments:
Affiliated Fund	$1,086,053	$ —	$ —	$1,086,053
Securities Lending Collateral	14,834,862	—	—	14,834,862
Total Investments	$32,843,072	$331,875,127	$ —	$364,718,199

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.
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